CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 341,778,295	$ 253,866,337	$ 218,902,632
Cost of revenue	(240,199,678)	(177,869,648)	(153,095,354)
Gross Profit	101,578,617	75,996,689	65,807,278
Operating expenses:
General and administrative expenses	(10,707,418)	(7,795,722)	(4,573,512)
Selling and marketing expenses	(1,634,232)	(1,251,091)	(919,049)
Warrant compensation expenses	(5,700,000)
Total operating expenses	(18,041,650)	(9,046,813)	(5,492,561)
Operating income	83,536,967	66,949,876	60,314,717
Other income and (expense):
Interest income	1,913,091	1,087,178	829,056
Interest expenses	(6,470,126)	(5,286,727)	(3,237,757)
Sundry income	602,247	270,240	293,831
Income before income taxes	79,582,179	63,020,567	58,199,847
Income tax expense	(21,961,627)	(15,937,143)	(14,751,569)
Net income	$ 57,620,552	$ 47,083,424	$ 43,448,278
Earnings per share
- Basic	$ 1.02	$ 1.07	$ 1.29
- Diluted	$ 1.02	$ 1.01	$ 1.15
Weighted average common shares outstanding
- Basic	56,297,652	43,891,670	33,751,844
- Diluted	56,297,652	46,655,721	37,675,479